SCHEDULE OF WARRANTS ACTIVITY (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Equity [Abstract]
Number of Warrants, Outstanding, Beginning balance		67,335,714
Weighted Average Exercise Price, Outstanding, Beginning balance		$ 0.12
Weighted Average Remaining Contractual Life (In Years)	4 years 1 month 13 days	3 years 10 months 20 days
Aggregate Intrinsic Value, Outstanding, Beginning balance		$ 331,500
Number of Warrants, Exercisable, Beginning balance		67,335,714
Weighted Average Exercise Price, Exercisable, Beginning balance		$ 0.12
Weighted Average Remaining Contractual Life (In Years), Exercisable	4 years 1 month 13 days	3 years 10 months 20 days
Aggregate Intrinsic Value, Exercisable, Beginning balance		$ 331,500
Number of Warrants, Granted
Weighted Average Exercise Price, Granted
Number of Warrants, Exercised
Weighted Average Exercise Price, Exercised
Number of Warrants, Cancelled/Forfeited	(1,000,000)
Weighted Average Exercise Price, Cancelled/Forfeited	$ 0.2299
Number of Warrants, Outstanding, Ending balance	66,335,714
Weighted Average Exercise Price, Outstanding, Ending balance	$ 0.10
Aggregate Intrinsic Value, Outstanding, Ending balance	$ 2,223,500
Number of Warrants, Exercisable, Ending balance	66,335,714
Weighted Average Exercise Price, Exercisable, Ending balance	$ 0.10
Aggregate Intrinsic Value, Exercisable, Ending balance	$ 2,223,500